CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE DEBENTURES [Abstract]
CONVERTIBLE DEBENTURES

NOTE 9:-       CONVERTIBLE DEBENTURES

In December 2006, the Company issued an aggregate amount of $ 14,780 in convertible debentures at a discount of 4% by way of public offering on the Tel-Aviv Stock Exchange ("TASE"). The convertible debenture terms include an offering of 112,500 units of NIS 528 par value each, linked to U.S. dollar with a floor on the NIS/U.S. dollar exchange rate (i.e., if the exchange rate were to be lower than the rate at issuance date, the liability would be the NIS amount at the issuance date) and carry an annual interest rate of 6 months LIBOR minus 0.3% ("Original Rate"). The debentures' principal was repaid in 4 annual installments commencing December 31, 2009, and the interest was payable semi-annually commencing June 30, 2007 ("Original Debenture").

The debentures could be converted into Ordinary shares of the Company at a ratio of NIS 20.3 par value for each Ordinary share (subject to adjustments). The Company had the right to force the conversion on the debenture holders, when and if its share fair market value reached NIS 25.5 in the last 30 trading on the TASE on or after October 1, 2009.

The difference between the fair value and the unpaid balance of the convertible debentures is as follows:

	December 31,
	2010	2011

Fair value	$5,325	$-
Unpaid principal balance	(6,250)	-

	$(925)	$-

As a result of adopting the Fair Value option of ASC 825 for measuring financial instruments,  starting January 1, 2008, the Company recorded financial expenses in the amount of $ 5,070, $ 2,119 and $ 741 for the years ended December 31, 2009, 2010 and 2011, respectively.

In 2008 and 2009, the Company purchased $ 2,650 par value (NIS 10,076 thousand par value) and $ 1,970 par value (NIS 7,436 thousand par value) of its outstanding convertible debentures for $ 1,376 and $852, respectively. No gains or losses were recorded as a result of such purchase as the debt is presented at fair value.

In January 2010, the Company reached settlement principles with the debenture holders. These principles were approved at a debenture's holders' meeting on January 14, 2010. The amendment of the debenture's trust note ("Trust Note Amendment") was subsequently approved by the debenture holders on November 24, 2010 and by the Tel Aviv District Court on December 13, 2010, and became effective on December 31, 2010. According to the settlement principles, the Company paid the holders the first payment of the debentures' trust, as well as the interest for approximately NIS 11,100 thousand (approximately $ 2,940) due on December 31, 2009, as follows:

i.	A sum of NIS 5,830 thousand (approximately $ 1,539) from the first payment was paid on December 31, 2009;

ii.	The interest payment due on December 31, 2009 was as originally scheduled (i.e. on time);

iii.	A sum of NIS 2,000 thousand (approximately $ 530) from the first payment was paid by January 31, 2010, with an annual interest rate of 9% for the postponement period; and

iv.	In June 30, 2010, the Company paid the remainder of the first payment of the debentures trust along with an annual interest rate of 9% for the postponement period.

Following the Trust Note Amendment, in December 2010, the Company repaid debentures for NIS 11,091 thousand ($ 3,124) thereby reducing the outstanding principal balance to NIS 22,182 thousands ($ 6,250).

Following the Trust Note Amendment, and the repayment made in December 2010, the material terms of the debentures provided as follows:

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The principal amount was to be paid in seven installments of approximately NIS 3,169 thousand ($ 893), the first of which was due June 30, 2011 (after the Company exercised its option to delay by six months this payment), and the remaining six payments were due December 31 of each year beginning 2011. In accordance with the Trust Note Amendment, the Company opted to postpone the payment of the first installment from December 31, 2010 to June 30, 2011. The payment bore interest at the Original Rate.

-	Interest at the Original Rate was to be paid semi-annually on June 30 and on December 31 of each year for so long as any part of the principal amount was outstanding.

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Any principal amount or part thereof which payment was postponed in comparison to the Original Debenture was to be subject to annual interest at a rate of 9% accruing from the date on which such payment was due until such payment was made.

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The Company could at any time, prepay all or a portion of the principal payments which remained unpaid together with interest accrued on such principal payment by way of repurchasing the underlying debentures, provided, that any such prepayment was to be for no less than NIS 3 million and with respect to the last repayment, no less than NIS 3.2 million, and provided, further that the Company could not make more than one repurchase in any calendar quarter.  Any prepayment was to be pro-rata to all debenture holders and the principal amount which remained outstanding after any such prepayment was to be equally divided between the remaining installments.

-	In the event that all of the Company's stock or substantial part of the business was sold, the Company was obligated to prepay all the amounts outstanding under the debentures.

In June 2011, the Company repaid debentures for NIS 3,169 thousand ($ 925) thereby reducing the outstanding principal balance to NIS 19,013 thousands ($ 5,567).

On July 18, 2011, the Company published on Tel Aviv stock exchange a tender to repurchase all outstanding Series A convertible debentures. The Company offered a price of 0.93 NIS for every 1 NIS par value. The offer was valid until August 1, 2011.

On August 1, 2011, NIS 2,045 thousands par value repurchase offers were received and accepted, thereby reduced the outstanding principal balance to NIS 16,968 thousands ($ 4,969).

During August 2011, the Company purchased $ 4,280 par value (NIS 13,182 thousand par value) of its outstanding convertible debentures for $ 3,569. No gains or losses were recorded as a result of such purchase as the debt was presented at fair value.

In September 2011, the Company offered repayment of the entire remaining outstanding amount of debentures (NIS 3,786 thousands per value) at the full value of the debenture, which is equivalent to 1 NIS par value. On October 2, 2011, the Company paid to all the remaining debenture holders 1 NIS par value, equivalent to 100% of the debentures' value for $ 1,020.

As of December 31, 2011 there is no outstanding amount with respect to the above mentioned debenture.